Financial Liabilities at Amortised Cost (Details) - Schedule of Interbank borrowings - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Liabilities at Amortised Cost (Details) - Schedule of Interbank borrowings [Line Items]
Loans from Chilean Central Bank	$ 5,584,090	$ 5,611,439
Loans from chilean financial institutions	41,317	1,226
Loans from foreign financial institutions
Total	8,864,765	8,826,583
Bank of America [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	2,313,121	411,775
The Bank of Nova Scotia [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	199,224	203,466
The Bank of New York Mellon [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	169,583	106,485
Standard Chartered Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	110,224	51,616
State Bank of India [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	100,653	60,901
Barclays Bank plc London [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	84,978	86,616
Banco Santander Hong Kong [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	58,326	5,315
Zurcher Kantonalbank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	42,650
Sumitomo Mitsui Banking Corporation [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	42,524	389,676
Wells Fargo Bank NA [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	42,479	363,854
Commerzbank Ag [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	25,349	69,323
Banco Santander Singapur [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	19,633	17,737
Wachovia Bank NA [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	11,410	33,926
Banco Santander Brasil [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	7,359	2,415
Bank of China [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	2,540	6,051
Hong Kong and Shanghai Banking [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	2,521	1,500
Bank of Tokio Mitsubishi [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	1,164	552
China Merchants Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	1,146
Industrial Bank Of Korea [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	901	169
Shanghai Pudong Development Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	394
Bank Of Taiwan , Taipei [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	386
Kbc Bank Nv [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	243
Banca Nazionale Del Lavoro [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	233	193
Korea Exchange Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	230	1,545
Unicredit [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	219	222
BBVA Uruguay [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	198	238
Hua Nan Commercial Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	195	54
Bank For Foreign Trade Of Vietnam [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	181
Intesa Sanpaolo [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	124	338
Agricultural Bank of China [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	114	104
Fortis Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	110	82
Banco Santander Central Hispano [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	104	170
China Construction Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	101	119
Credit Agricole Italia [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	90	67
BBVA Bancomer [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	86	268
Subtotal One [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	3,238,796	1,814,777
Caixabank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	80	51
Taiwan Cooperative Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	73	92
Banco Itau Bba S.A. [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	71
Turkiye Garanti Bankasi [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	70	19
Banco Do Brasil [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	67	467
Shinhan Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	58	1,321
Banco Bilbao Vizcaya Argentaria [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	56	125
Abn Amro Bank N.V. [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	36
Kotak Mahindra Bank Limited [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	32
Banco De Galicia Y Buenos Aires [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	19
Citibank NA [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		259,620
Banco Santander España [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		865,377
The Toronto Dominion Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		136,904
The Bank of Montreal [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		48,859
HSBC Bank Plc [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		51,895
Industrial and Commercial Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		203
Deutsche Bank AG [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		530
Mizuho Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		725
Dz Bank Ag Deutsche Zentral [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		14,733
Bank of Communications [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		8,443
Banca Commerciale Italiana [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		932
Kookmin Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		491
Yapi Ve Kredi Bankasi [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		417
Commerce Bank Na [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		319
Icici Bank Limited [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		305
The Hongkong and Shanghai Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		202
Bank of India [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		181
Banco De La Nacion Argentina [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		159
Bank of East Asia [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		143
Turkiye Cumhuriyeti Ziraat Ban [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		141
Turkiye Is Bankasi [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		122
Canara Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		72
Indian Overseas Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		67
Banco De Credito Del Peru [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		58
Citic Industrial Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		57
Banque Nationale De Paris [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		2,806
Banco Comercial Portugues [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		989
Ningbo Commercial Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		556
HSBC Bank USA [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		517
Banco De Bogota [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		345
Bank of Baroda [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		213
Credit Agricole Reims [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		171
First Union National Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		132
Finans Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		109
Nanjing City Commercial Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		89
Banco Itau Brasil [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		84
Rabobank Nederland [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		57
Iccrea Banca [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		28
Bancolombia [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		9
Banco Credicoop Cooperativo [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		6
Subtotal two [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	$ 562	$ 1,399,141